UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Maximus Capital Management
Address:  1251 Avenue of the Americas, 17th Fl.
          New York, New York 10020

13 File Number: 28-10096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Toby
Title:     CFO
Phone:     212-899-4170
Signature, Place and Date of Signing:

    Mark Toby  April 14, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    12214

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AETNA INC                      COMMON STOCK     00817Y108      493    10000 SH       SOLE                  10000        0        0
D AFFYMETRIX INC OC-CAP STK      COMMON STOCK     00826T108     1271    48900 SH       SOLE                  48900        0        0
D ALKERMES INC COM               COMMON STOCK     01642T108     1361   150000 SH       SOLE                 150000        0        0
D BRISTOL MYERS SQUIBB CO USD.10 COMMON STOCK     110122108      528    25000 SH       SOLE                  25000        0        0
D CEPHALON INC COM               COMMON STOCK     156708109     1997    50000 SH       SOLE                  50000        0        0
D HCA INC                        COMMON STOCK     404119109     2068    50000 SH       SOLE                  50000        0        0
D IMCLONE SYSTEMS INC COM        COMMON STOCK     45245W109      414    25000 SH       SOLE                  25000        0        0
D MILLENNIUM PHARMACEUTICALS INC COMMON STOCK     599902103     3419   435000 SH       SOLE                 435000        0        0
D PROTEIN DESIGN LABS INC        COMMON STOCK     74369L103      186    25000 SH       SOLE                  25000        0        0
D VERTEX PHARMACEUTICALS INC     COMMON STOCK     92532F100      279    25000 SH       SOLE                  25000        0        0
D XOMA LTD                       COMMON STOCK     G9825R107      198    50000 SH       SOLE                  50000        0        0
S REPORT SUMMARY                 11 DATA RECORDS               12214        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED